MFS INVESTMENT MANAGEMENT
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        April 1, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: Massachusetts Investors Growth Stock Fund ("MIG") (the "Fund") (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for MIG do not differ from those contained in Post-Effective Amendment No. 70 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2002.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn